Document And Entity Information	Apr. 09, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--04-30
Document Period End Date	Apr. 09, 2024
Entity Registrant Name	American Outdoor Brands, Inc.
Entity Central Index Key	0001808997
Entity Emerging Growth Company	true
Entity File Number	001-39366
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4630928
Entity Address, Address Line One	1800 North Route Z, Suite A
Entity Address, City or Town	Columbia
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65202
City Area Code	(800)
Local Phone Number	338-9585
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock, Par Value $0.001 per Share
Trading Symbol	AOUT
Security Exchange Name	NASDAQ